Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of operating segments [line items]
Net interest income	$ 10,313	$ 10,007	$ 9,872
Non-interest revenue	12,724	12,253	11,215
Total Revenue	23,037	22,260	21,087
Provision for (recovery of) credit losses	662	746	771
Insurance claims, commissions and changes in policy benefit liabilities	1,352	1,538	1,543
Amortization	1,127	1,103	1,047
Non-interest expense	12,486	12,227	11,994
Income (loss) before taxes and non-controlling interest in subsidiaries	7,410	6,646	5,732
Provision for (recovery of) income taxes	1,960	1,296	1,101
Reported net income (loss)	5,450	5,350	4,631
Non-controlling interest in subsidiaries		2	9
Net Income (loss) attributable to bank shareholders	5,450	5,348	4,622
Average Assets	754,295	722,626	707,122
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	700
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(38)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	5,541	5,261	5,080
Non-interest revenue	2,171	2,182	1,909
Total Revenue	7,712	7,443	6,989
Provision for (recovery of) credit losses	469	483	506
Amortization	318	309	276
Non-interest expense	3,487	3,313	3,224
Income (loss) before taxes and non-controlling interest in subsidiaries	3,438	3,338	2,983
Provision for (recovery of) income taxes	884	827	766
Reported net income (loss)	2,554	2,511	2,217
Net Income (loss) attributable to bank shareholders	2,554	2,511	2,217
Average Assets	224,553	217,685	208,018
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	466
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	3,843	3,551	3,491
Non-interest revenue	1,140	1,066	1,119
Total Revenue	4,983	4,617	4,610
Provision for (recovery of) credit losses	220	289	249
Amortization	454	434	433
Non-interest expense	2,558	2,510	2,481
Income (loss) before taxes and non-controlling interest in subsidiaries	1,751	1,384	1,447
Provision for (recovery of) income taxes	357	357	396
Reported net income (loss)	1,394	1,027	1,051
Net Income (loss) attributable to bank shareholders	1,394	1,027	1,051
Average Assets	110,351	104,209	106,111
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	258
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(38)
Wealth management [member]
Disclosure of operating segments [line items]
Net interest income	826	722	635
Non-interest revenue	5,468	5,492	5,274
Total Revenue	6,294	6,214	5,909
Provision for (recovery of) credit losses	6	8	9
Insurance claims, commissions and changes in policy benefit liabilities	1,352	1,538	1,543
Amortization	231	241	233
Non-interest expense	3,278	3,110	3,104
Income (loss) before taxes and non-controlling interest in subsidiaries	1,427	1,317	1,020
Provision for (recovery of) income taxes	355	350	245
Reported net income (loss)	1,072	967	775
Non-controlling interest in subsidiaries		2	2
Net Income (loss) attributable to bank shareholders	1,072	965	773
Average Assets	35,913	32,562	30,642
Wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	6
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	659	1,233	1,459
Non-interest revenue	3,696	3,336	2,855
Total Revenue	4,355	4,569	4,314
Provision for (recovery of) credit losses	(18)	44	81
Amortization	124	119	105
Non-interest expense	2,727	2,659	2,469
Income (loss) before taxes and non-controlling interest in subsidiaries	1,522	1,747	1,659
Provision for (recovery of) income taxes	366	472	424
Reported net income (loss)	1,156	1,275	1,235
Net Income (loss) attributable to bank shareholders	1,156	1,275	1,235
Average Assets	307,087	302,518	301,623
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(17)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(1)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(556)	(760)	(793)
Non-interest revenue	249	177	58
Total Revenue	(307)	(583)	(735)
Provision for (recovery of) credit losses	(15)	(78)	(74)
Non-interest expense	436	635	716
Income (loss) before taxes and non-controlling interest in subsidiaries	(728)	(1,140)	(1,377)
Provision for (recovery of) income taxes	(2)	(710)	(730)
Reported net income (loss)	(726)	(430)	(647)
Non-controlling interest in subsidiaries			7
Net Income (loss) attributable to bank shareholders	(726)	(430)	(654)
Average Assets	76,391	$ 65,652	$ 60,728
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(13)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ (2)